Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business

Goodwill by business (in millions)	Investment Management	(a)	Investment Services	(b)	Other	(a)(b)	Consolidated
Balance at Dec. 31, 2014	$9,328		$8,471		$70		$17,869
Acquisition (dispositions)	10		—		(22)		(12)
Foreign currency translation	(128)		(105)		(3)		(236)
Other (c)	(3)		—		—		(3)
Balance at Dec. 31, 2015	$9,207		$8,366		$45		$17,618
Acquisitions (dispositions)	29		(2)		—		27
Foreign currency translation	(238)		(91)		—		(329)
Other (c)	2		(4)		2		—
Balance at Dec. 31, 2016	$9,000		$8,269		$47		$17,316

(a)	Includes the reclassification of goodwill associated with Meriten from Investment Management to the Other segment in 2015.

(b)	Includes the reclassification of goodwill associated with credit-related activities from the Other segment to Investment Services in 2016.

(c)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Breakdown of Intangible Assets by Business

Intangible assets – net carrying amount by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2014	$1,911		$1,355	$861		$4,127
Acquisitions (dispositions)	9		—	(9)		—
Amortization	(97)		(162)	(2)		(261)
Foreign currency translation	(16)		(7)	(1)		(24)
Balance at Dec. 31, 2015	$1,807		$1,186	$849		$3,842
Acquisitions (dispositions)	30		2	—		32
Amortization (b)	(82)		(155)	—		(237)
Foreign currency translation	(38)		(1)	—		(39)
Balance at Dec. 31, 2016	$1,717		$1,032	$849		$3,598

(a)	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment in 2015.

(b)	Includes $6 million of impairment charges related to the write-down of intangible assets in the Investment Management business, to their respective fair values.

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2016				Dec. 31, 2015
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer relationships—Investment Management	$1,439	$(1,136)	$303	12 years	$1,593	$(1,235)	$358
Customer contracts—Investment Services	2,249	(1,590)	659	10 years	2,260	(1,450)	810
Other	37	(33)	4	2 years	40	(31)	9
Total subject to amortization	3,725	(2,759)	966	10 years	3,893	(2,716)	1,177
Not subject to amortization: (b)
Trade name	1,348	N/A	1,348	N/A	1,358	N/A	1,358
Customer relationships	1,284	N/A	1,284	N/A	1,307	N/A	1,307
Total not subject to amortization	2,632	N/A	2,632	N/A	2,665	N/A	2,665
Total intangible assets	$6,357	$(2,759)	$3,598	N/A	$6,558	$(2,716)	$3,842

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2017	$208
2018	178
2019	108
2020	98
2021	75